Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Total current	$ 228,677	$ 16,757,614	$ 34,090,755
Deferred
Total deferred	2,112,353	$ (2,112,353)	$ (278,065)
Other jurisdictions [Member]
Current
Total current	228,677
Deferred
Total deferred	$ 2,112,353